Fair Value Measurements - Fair Value of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measurement on a Recurring Basis [Member] - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Quoted Market Prices of Identical Assets (Level1) [Member]
Assets
Fair value of assets	$ 786,205	$ 775,460
Quoted Market Prices of Identical Assets (Level1) [Member] | Short-term Marketable Securities [Member]
Assets
Fair value of assets	481,883	549,821
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Marketable Securities [Member]
Assets
Fair value of assets	302,817	225,639
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Equity Instruments [Member]
Assets
Fair value of assets	1,505
Significant Other Observable Inputs (Level 2) [Member]
Assets
Fair value of assets		411
Liabilities
Fair value of liabilities	(4,063)	(888)
Significant Other Observable Inputs (Level 2) [Member] | Forward Contracts [Member]
Assets
Fair value of assets		411
Liabilities
Fair value of liabilities	$ (4,063)	$ (888)